SCHEDULE OF OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - CAD ($)	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Notes and other explanatory information [abstract]
Federal loss carryforwards	$ 3,669,000	$ 3,108,000	$ 2,626,000
Mineral Properties	40,000	40,000	38,000
Share issue costs	5,000	8,000
Deferred tax asset gross	3,714,000	3,156,000	2,673,000
Valuation allowance	(3,714,000)	(3,156,000)	(2,673,000)
Net deferred tax asset